UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:   BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$83,008,626
Total Investments (Cost — $66,242,160) — 100.1%	83,008,626
Liabilities in Excess of Other Assets — (0.1)%	(90,541)

Net Assets — 100.0%	$82,918,085

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of May 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $83,008,626 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended May 31, 2015, there were no transfers between levels.

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2015	1

Schedule of Investments May 31, 2015 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.0%
Delta Air Lines, Inc.	18,659	$800,844
Auto Components — 1.2%
Delphi Automotive PLC	11,260	979,395
Beverages — 2.0%
Constellation Brands, Inc., Class A	14,005	1,651,049
Biotechnology — 8.4%
United Therapeutics Corp. (a)	20,309	3,731,169
Vertex Pharmaceuticals, Inc. (a)	25,518	3,273,704

		7,004,873
Consumer Finance — 1.2%
Discover Financial Services	17,861	1,040,760
Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	20,001	1,315,666
Health Care Providers & Services — 4.3%
Humana, Inc.	8,056	1,729,220
UnitedHealth Group, Inc.	15,227	1,830,438

		3,559,658
Health Care Technology — 0.9%
athenahealth, Inc. (a)	6,204	723,386
Insurance — 1.4%
Berkshire Hathaway, Inc., Class B (a)	8,323	1,190,189
Internet & Catalog Retail — 8.0%
Amazon.com, Inc. (a)	3,014	1,293,699
Netflix, Inc. (a)	5,393	3,365,556
TripAdvisor, Inc. (a)	25,957	1,979,481

		6,638,736
Internet Software & Services — 16.3%
Alibaba Group Holding Ltd. - ADR (a)	19,603	1,750,940
Baidu, Inc. - ADR (a)	3,570	704,718
Facebook, Inc., Class A (a)	44,173	3,498,060
Google, Inc., Class A (a)	6,918	3,772,524
LinkedIn Corp., Class A (a)	6,248	1,217,923
Tencent Holdings Ltd.	76,800	1,531,616
Yahoo!, Inc. (a)	25,412	1,091,064

		13,566,845
IT Services — 6.8%
Alliance Data Systems Corp. (a)	6,628	1,975,343
Visa, Inc., Class A	53,020	3,641,414

		5,616,757
Media — 6.0%
Liberty Global PLC, Class A (a)	38,226	2,199,142
The Madison Square Garden Co., Class A (a)	20,720	1,770,110
Twenty-First Century Fox, Inc., Class A	29,436	989,050

		4,958,302

Common Stocks	Shares	Value
Multiline Retail — 2.7%
Dollar General Corp.	31,235	$2,267,349
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc. (a)	12,615	1,517,585
Pharmaceuticals — 11.8%
AbbVie, Inc.	63,565	4,232,793
Actavis PLC (a)	9,300	2,853,333
Pacira Pharmaceuticals, Inc. (a)	9,521	744,637
Perrigo Co. PLC	10,126	1,926,978

		9,757,741
Road & Rail — 3.1%
Union Pacific Corp.	25,450	2,568,159
Software — 6.2%
Oracle Corp.	38,073	1,655,795
Salesforce.com, Inc. (a)	37,692	2,742,093
Splunk, Inc. (a)	11,017	744,969

		5,142,857
Specialty Retail — 3.2%
The Home Depot, Inc.	17,616	1,962,775
Restoration Hardware Holdings, Inc. (a)	8,097	736,503

		2,699,278
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	34,911	4,548,205
Textiles, Apparel & Luxury Goods — 2.2%
lululemon athletica, Inc. (a)	15,843	947,253
NIKE, Inc., Class B	8,736	888,189

		1,835,442
Total Common Stocks — 95.6%		79,383,076

Preferred Stocks
Internet Software & Services — 2.6%
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102) (a)(b)	64,404	2,187,817
Software — 1.1%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061) (a)(b)	97,563	867,335
Total Preferred Stocks — 3.7%		3,055,152

Total Long-Term Investments (Cost — $65,671,762) — 99.3%		82,438,228

Portfolio Abbreviation
ADR American Depositary Receipts

2	MASTER FOCUS GROWTH LLC	MAY 31, 2015

Schedule of Investments (continued)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	599,722	$599,722
Total Short-Term Securities (Cost — $599,722) — 0.7%		599,722

Value
Total Investments (Cost — $66,271,484*) — 100.0%	$83,037,950
Liabilities in Excess of Other Assets — 0.0%	(29,324)

Net Assets — 100.0%	$83,008,626

Notes to Schedule of Investments

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$66,332,115

Gross unrealized appreciation	$17,089,815
Gross unrealized depreciation	(383,980)

Net unrealized appreciation	$16,705,835

(a)	Non-income producing security.
(b)	Restricted security as to resale. As of report date, the Master LLC held restricted securities with a current value of $3,055,152 and an original cost of $1,597,163 which was 3.7% of its net assets.
(c)	Represents the current yield as of report date.
(d)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	82,217	517,505	599,722	$382
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$669

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the most recent financial statements as contained in its semi-annual report.

MASTER FOCUS GROWTH LLC	MAY 31, 2015	3

Schedule of Investments (continued)	Master Focus Growth LLC

As of May 31, 2015, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$800,844	—	—	$800,844
Auto Components	979,395	—	—	979,395
Beverages	1,651,049	—	—	1,651,049
Biotechnology	7,004,873	—	—	7,004,873
Consumer Finance	1,040,760	—	—	1,040,760
Diversified Financial Services	1,315,666	—	—	1,315,666
Health Care Providers & Services	3,559,658	—	—	3,559,658
Health Care Technology	723,386	—	—	723,386
Insurance	1,190,189	—	—	1,190,189
Internet & Catalog Retail	6,638,736	—	—	6,638,736
Internet Software & Services	12,035,229	$1,531,616	—	13,566,845
IT Services	5,616,757	—	—	5,616,757
Media	4,958,302	—	—	4,958,302
Multiline Retail	2,267,349	—	—	2,267,349
Oil, Gas & Consumable Fuels	1,517,585	—	—	1,517,585
Pharmaceuticals	9,757,741	—	—	9,757,741
Road & Rail	2,568,159	—	—	2,568,159
Software	5,142,857	—	—	5,142,857
Specialty Retail	2,699,278	—	—	2,699,278
Technology Hardware, Storage & Peripherals	4,548,205	—	—	4,548,205
Textiles, Apparel & Luxury Goods	1,835,442	—	—	1,835,442
Preferred Securities:
Internet Software & Services	—	—	$2,187,817	2,187,817
Software	—	—	867,335	867,335
Short-Term Securities	599,722	—	—	599,722

Total	$78,451,182	$1,531,616	$3,055,152	$83,037,950

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, foreign currency at value of $3,589 is categorized as Level 1 within the disclosure hierarchy.

During the period ended May 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of August 31, 2014	$859,112	$1,597,163	$2,456,275
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	—	1,457,989	1,457,989
Purchases	—	—	—
Sales	(859,112)		(859,112)
Closing balance, as of May 31, 2015	—	$3,055,152	$3,055,152

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[1]	—	$1,457,989	$1,457,989

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

4	MASTER FOCUS GROWTH LLC	MAY 31, 2015

Schedule of Investments (concluded)	Master Focus Growth LLC

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master LLC’s Level 3 investments as of May 31, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[1]	$3,055,152	Market Comparable Companies	Current Year Revenue Multiple[2]	21.25x
			Net Revenue Growth Rate[2]	372.80%
			Next Fiscal Year Revenue Multiple[2]	17.50x
			Compounded Annual Net Revenue Growth Rate[2]	84.50%

[1]

For the period ended May 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a market approach. The investments were previously valued utilizing a Probability-Weighted Expected Return Model. Market approach information is considered to be a more relevant measure of fair value for these investments.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

MASTER FOCUS GROWTH LLC	MAY 31, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2015